Impairment losses and goodwill - Sensitivity of recoverable amounts (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity analysis, percentage used for cash flow projections in the terminal year	10.00%
Impairment risk exposure of cash generating unit, estimated percentage	30.00%
Percentage of other entities share of aggregated recoverable amount of consolidated entities	3.00%
France, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	1.41%	2.52%	3.47%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(1.24%)	(2.43%)	(3.99%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(28.00%)	(34.00%)	(48.00%)
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.01%	0.54%	1.44%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.01%)	(0.63%)	(1.73%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	0.00%	(11.00%)	(26.00%)
Impairment risk exposure of cash generating unit, estimated percentage	15.00%
Poland, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	1.89%	2.00%	3.54%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(1.51%)	(1.78%)	(3.12%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(23.00%)	(24.00%)	(33.00%)
Orange Belgium [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	10.67%	8.56%	3.01%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(16.91%)	(7.11%)	(3.24%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(69.00%)	(38.00%)
Increase (decrease) in recoverable amount due to reasonably possible increase decrease in reference price per share	€ 0.1
Enterprise, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.49%	11.30%	12.99%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.49%)	(17.83%)	(35.73%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(82.00%)	(74.00%)	(88.00%)
Orange Romania [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(9.00%)
Impairment risk exposure of cash generating unit, estimated percentage	15.00%
Medi Telecom [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(53.00%)
Jordan Telecom and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reasonably possible increase in discount rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in perpetual growth rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in discounted cash flows of terminal value in order for unit's recoverable amount to be equal to net carrying value	10.00%
Impairment risk exposure of cash generating unit, estimated percentage	20.00%
Orange Sierra Leone [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	3.54%	0.50%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(4.33%)	(0.86%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(9.00%)
Orange Liberia [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage		0.83%
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage		(1.54%)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(15.00%)